Leases - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Lease [Line Items]
Finance lease right-of-use assets	$ 22,929	$ 0	$ 60,113
Finance lease liabilities	$ 23,132	0	60,871
Lessee, Finance Lease, Term of Contract	2 years
interest expense	$ 800
amortization expense	5,200
Operating lease right-of-use assets	93,098	79,500	105,902
Operating Lease, Liability	104,534	91,800	$ 117,824
Total lease expense	10,900	9,500
Costs and Expenses, Related Party	10,600	8,600
Variable Lease, Cost	600	0
Controller [Member]
Lease [Line Items]
Operating lease right-of-use assets	92,600	73,200
Operating Lease, Liability	$ 104,000	$ 85,500
Minimum [Member]
Lease [Line Items]
Lessee, Operating Lease, Remaining Lease Term	2 years
Maximum [Member]
Lease [Line Items]
Lessee, Finance Lease, Term of Contract		3 years
Lessee, Operating Lease, Remaining Lease Term	17 years